UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 64.12%
		Consumer Discretionary - 0.96%
		Leisure Equipment & Products - 0.96%
	60,000	Eastman Kodak Co.		$1,426,800
		Total Consumer Discretionary		1,426,800

		Consumer Staples - 10.81%
		Beverages - 3.79%
	15,000	Anheuser-Busch Companies, Inc.		683,850
	80,000	The Coca-Cola Co.		3,441,600
	25,000	PepsiCo, Inc.		1,501,000
				5,626,450

		Food & Staples Retailing - 1.15%
	30,000	Costco Wholesale Corp.		1,713,900

		Food Products - 4.24%
	20,000	Campbell Soup Co.		742,200
	75,000	ConAgra Foods, Inc.		1,658,250
	30,000	General Mills, Inc.		1,549,800
	20,000	Kellogg Co.		968,600
	30,000	Sara Lee Corp.		480,600
	20,000	Wm. Wrigley Jr. Co.		907,200
				6,306,650

		Household Products - 1.63%
	30,000	Colgate-Palmolive Co.		1,797,000
	10,000	Kimberly-Clark Corp.		617,000
				2,414,000
		Total Consumer Staples		16,061,000

		Energy - 23.97%
		Energy Equipment & Services - 0.19%
	11,742	Eagle Geophysical, Inc. (a)(b)		275,937

		Oil & Gas - 23.78%
	50,000	Anadarko Petroleum Corp.		2,384,500
	30,000	Apache Corp.		2,047,500
	40,000	BP PLC, ADR		2,784,400
	60,000	ChevronTexaco Corp.		3,723,600
	90,000	ConocoPhillips		5,897,700
	60,000	Exxon Mobil Corp.		3,681,000
	40,000	Frontier Oil Corp.		1,296,000
	30,000	Hess Corp.		1,585,500
	60,000	Kerr-McGee Corp.		4,161,000
	35,000	Marathon Oil Corp.		2,915,500
	60,000	Suncor Energy, Inc.		4,860,600
				35,337,300
		Total Energy		35,613,237

		Financials - 10.88%
		Commercial Banks - 2.71%
	45,000	Bank of America Corp.		2,164,500
	10,000	Marshall & Ilsley Corp.		457,400
	10,000	Northern Trust Corp.		553,000
	20,000	Wilmington Trust Corp.		843,600
				4,018,500

		Diversified Financial Services - 2.55%
	50,000	Citigroup, Inc.		2,412,000
	25,000	JPMorgan Chase & Co.		1,050,000
	10,000	Regions Financial Corp.		331,200
				3,793,200

		Insurance - 4.09%
	30,000	The Allstate Corp.		1,641,900
	40,000	The Chubb Corp.		1,996,000
	40,000	Cincinnati Financial Corp.		1,880,400
	10,000	Lincoln National Corp.		564,400
				6,082,700

		Thrifts & Mortgage Finance - 1.53%
	50,000	Washington Mutual, Inc.		2,279,000
		Total Financials		16,173,400

		Health Care - 4.94%
		Health Care Equipment & Supplies - 0.62%
	25,000	Baxter International, Inc.		919,000

		Pharmaceuticals - 4.32%
	60,000	Abbott Laboratories		2,616,600
	10,000	Eli Lilly & Co.		552,700
	25,000	GlaxoSmithKline PLC, ADR		1,395,000
	20,000	Johnson & Johnson		1,198,400
	15,000	Wyeth		666,150
				6,428,850
		Total Health Care		7,347,850

		Industrials - 6.54%
		Aerospace & Defense - 2.93%
	25,000	Lockheed Martin Corp.		1,793,500
	30,000	Northrop Grumman Corp.		1,921,800
	10,000	United Technologies Corp.		634,200
				4,349,500

		Air Freight & Logistics - 0.40%
	5,000	FedEx Corp.		584,300

		Airlines - 0.55%
	50,000	Southwest Airlines Co.		818,500

		Commercial Services & Supplies - 1.11%
	40,000	Pitney Bowes, Inc.		1,652,000

		Industrial Conglomerates - 1.55%
	70,000	General Electric Co.		2,307,200
		Total Industrials		9,711,500

		Information Technology - 5.35%
		Computers & Peripherals - 1.55%
	30,000	International Business Machines Corp.		2,304,600

		Semiconductor & Semiconductor Equipment - 1.92%
	150,000	Intel Corp.		2,842,500

		Software - 1.88%
	120,000	Microsoft Corp.		2,796,000
		Total Information Technology		7,943,100

		Utilities - 0.67%
		Multi-Utilities & Unregulated Power - 0.67%
	10,000	Kinder Morgan, Inc.		998,900
		Total Utilities		998,900

		TOTAL COMMON STOCKS (Cost $71,871,562)		95,275,787

		CONVERTIBLE PREFERRED STOCKS - 0.84%
		Materials - 0.84%
		Chemicals - 0.84%
	52,500	ICO, Inc. (a)		1,246,875
		Total Materials		1,246,875

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $904,110)		1,246,875

		CORPORATE BONDS - 22.12%
		Consumer Discretionary - 9.08%
		Automobiles - 5.09%
		Ford Motor Credit Company
	$4,000,000	7.375%, 10/28/2009		3,700,780
		General Motors Acceptance Corp.
	4,000,000	8.000%, 11/01/2031		3,854,744
				7,555,524
		Hotels, Restaurants & Leisure - 0.51%
		Circus Circus
	55,000	7.625%, 07/15/2013		54,725
		Mikohn Gaming Corp.
	692,000	11.875%, 08/15/2008		698,920
				753,645

		Leisure Equipment & Products - 0.65%
		Eastman Kodak Co.
	1,000,000	7.250%, 11/15/2013		968,083

		Media - 0.07%
		Fisher Communications, Inc.
	100,000	8.625%, 09/15/2014		104,000

		Specialty Retail - 0.67%
		FTD, Inc.
	1,000,000	7.750%, 02/15/2014		990,000

		Textiles, Apparel & Luxury Goods - 2.09%
		Interface, Inc.
	3,000,000	9.500%, 02/01/2014		3,112,500
		Total Consumer Discretionary		13,483,752

		Consumer Staples - 0.49%
		Food & Staples Retailing - 0.32%
		Rite Aid Corp.
	500,000	7.500%, 01/15/2015		482,500

		Food Products - 0.17%
		Pilgrim's Pride Corp.
	250,000	9.250%, 11/15/2013		250,625
		Total Consumer Staples		733,125

		Energy - 6.18%
		Oil & Gas - 6.18%
		Giant Industries, Inc.
	4,000,000	8.000%, 05/15/2014		3,970,000
		Swift Energy Co.
	10,000	9.375%, 05/01/2012		10,600
		United Refining Co.
	5,000,000	10.500%, 08/15/2012		5,200,000
		Total Energy		9,180,600

		Health Care - 2.19%
		Health Care Equipment & Supplies - 0.10%
		Inverness Medical Innovations, Inc.
	150,000	8.750%, 02/15/2012		146,250

		Pharmaceuticals - 2.09%
		Warner Chilcott Corp.
	3,000,000	8.750%, 02/01/2015		3,105,000
		Total Health Care		3,251,250

		Industrials - 2.12%
		Commercial Services & Supplies - 2.12%
		Greenbrier Companies, Inc.
	1,500,000	8.375%, 05/15/2015		1,539,375
		Iron Mountain, Inc.
	1,600,000	8.625%, 04/01/2013		1,608,000
		Total Industrials		3,147,375

		Materials - 2.06%
		Metals & Mining - 2.06%
		Chaparral Steel Co.
	2,800,000	10.000%, 07/15/2013		3,066,000
		Total Materials		3,066,000

		TOTAL CORPORATE BONDS (Cost $32,285,430)		32,862,102

		CONVERTIBLE BONDS - 8.41%
		Consumer Discretionary - 3.56%
		Hotels, Restaurants & Leisure - 0.65%
		Magna Entertainment Corp.
	1,000,000	7.250%, 12/15/2009		960,000

		Media - 2.91%
		Lions Gate Entertainment Corp.
	2,800,000	2.938%, 10/15/2024		2,614,500
	2,000,000	3.625%, 03/15/2025		1,710,000
				4,324,500
		Total Consumer Discretionary		5,284,500

		Health Care - 2.88%
		Pharmaceuticals - 2.88%
		Amylin Pharmaceuticals, Inc.
	2,700,000	2.500%, 04/15/2011		4,276,125
		Total Health Care		4,276,125

		Industrials - 1.97%
		Airlines - 1.97%
		JetBlue Airways Corp.
	3,000,000	3.750%, 03/15/2035		2,932,500
		Total Industrials		2,932,500

		TOTAL CONVERTIBLE BONDS (Cost $11,490,043)		12,493,125

		SHORT TERM INVESTMENTS - 3.79%
		Investment Company - 0.43%
	636,072	SEI Daily Income Trust Treasury II Fund - Class B		636,072
		Total Investment Companies		636,072

		U.S. Treasury Obligations - 3.36%
		Public Finance, Taxation, And Monetary Policy - 3.36%
	$5,000,000	4.265%, 07/06/2006		4,997,207
		Total U.S. Treasury Obligations		4,997,207

		TOTAL SHORT TERM INVESTMENTS (Cost $5,633,279)		5,633,279

		Total Investments (Cost $122,184,424) - 99.28%		147,511,168

		Other Assets in Excess of Liabilities - 0.72%		1,076,150

		TOTAL NET ASSETS - 100.00%		$148,587,318

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Fair valued security. The total value of these securities amounted to $275,937 (0.19% of net assets) at
	June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments		$ 122,184,424
	Gross unrealized appreciation		28,244,745
	Gross unrealized depreciation		(2,918,001)
	Net unrealized appreciation		$ 25,326,744

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Balanced Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date   8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date    8/17/06

* Print the name and title of each signing officer under his or her signature.